401(k) Plan	12 Months Ended
Dec. 31, 2015
401(k) Plan
401(k) Plan

7. 401(K) Plan

              The Company has a defined contribution 401(k) plan available to all full-time employees. Employee contributions are voluntary and are determined on an individual basis subject to the maximum allowable under federal income tax regulations. Participants are fully vested in their contributions. There have been no employer contributions to this plan. Administrative expenses for the plan, which are paid by the Company, were not material in 2014 and 2015.